American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
April 30, 2021

One Choice 2050 Portfolio - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 55.1%
Focused Dynamic Growth Fund G Class	942,766	56,433,986
NT Disciplined Growth Fund G Class	294,494	4,650,054
NT Equity Growth Fund G Class	5,033,250	63,771,282
NT Focused Large Cap Value Fund G Class	11,693,855	152,253,995
NT Growth Fund G Class	4,125,168	92,197,504
NT Heritage Fund G Class	4,793,347	78,898,488
NT Mid Cap Value Fund G Class	6,509,621	97,449,028
Small Cap Growth Fund G Class	672,458	18,996,938
Small Cap Value Fund G Class	1,826,210	20,855,324
Sustainable Equity Fund G Class	2,729,844	117,383,282
		702,889,881
International Equity Funds — 23.6%
Non-U.S. Intrinsic Value Fund G Class	4,263,832	43,618,998
NT Emerging Markets Fund G Class	4,648,772	71,079,728
NT Global Real Estate Fund G Class	2,514,063	30,696,703
NT International Growth Fund G Class	5,484,903	80,847,468
NT International Small-Mid Cap Fund G Class	2,091,325	30,972,527
NT International Value Fund G Class	4,212,725	44,149,360
		301,364,784
Domestic Fixed Income Funds — 15.5%
Inflation-Adjusted Bond Fund G Class	2,106,016	26,725,339
NT Diversified Bond Fund G Class	12,271,351	137,070,985
NT High Income Fund G Class	3,348,732	33,487,322
		197,283,646
International Fixed Income Funds — 5.8%
Emerging Markets Debt Fund G Class	1,843,980	19,564,624
Global Bond Fund G Class	5,132,771	53,688,781
		73,253,405
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $963,339,378)		1,274,791,716
OTHER ASSETS AND LIABILITIES†		15,353
TOTAL NET ASSETS — 100.0%		$1,274,807,069

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$51,050	$2,701	$7,442	$10,125	$56,434	943	$4,332	$314
NT Disciplined Growth Fund	2,820	1,820	112	122	4,650	294	(9)	565
NT Equity Growth Fund	55,108	6,644	5,475	7,494	63,771	5,033	71	6,353
NT Focused Large Cap Value Fund(3)	126,844	9,984	15,441	30,867	152,254	11,694	367	3,833
NT Growth Fund	80,319	15,537	12,010	8,352	92,198	4,125	2,364	9,069
NT Heritage Fund	68,623	12,051	12,946	11,171	78,899	4,793	2,784	6,715
NT Mid Cap Value Fund	79,465	4,764	11,895	25,115	97,449	6,510	509	2,588
Small Cap Growth Fund	18,788	1,783	5,571	3,997	18,997	672	1,175	1,783
Small Cap Value Fund	16,205	219	5,711	10,142	20,855	1,826	628	219
Sustainable Equity Fund	101,340	2,601	11,211	24,653	117,383	2,730	1,338	1,262
Non-U.S. Intrinsic Value Fund	36,289	1,755	5,843	11,418	43,619	4,264	(452)	1,032
NT Emerging Markets Fund	63,401	8,003	10,373	10,049	71,080	4,649	3,435	1,154
NT Global Real Estate Fund	24,515	2,074	995	5,103	30,697	2,514	26	480
NT International Growth Fund	71,369	4,250	7,406	12,634	80,847	5,485	1,768	2,411
NT International Small-Mid Cap Fund	28,659	1,118	5,143	6,339	30,973	2,091	995	1,118
NT International Value Fund	36,948	1,882	4,203	9,522	44,149	4,213	(21)	1,232
Inflation-Adjusted Bond Fund	19,682	6,474	53	622	26,725	2,106	—	114
NT Diversified Bond Fund	105,887	45,766	9,630	(4,952)	137,071	12,271	(198)	3,293
NT High Income Fund	25,585	6,211	462	2,153	33,487	3,349	(7)	1,374
Emerging Markets Debt Fund	14,878	4,375	135	447	19,565	1,844	1	592
Global Bond Fund	39,875	14,906	1,066	(26)	53,689	5,133	(10)	337
U.S. Government Money Market Fund	1,171	2,011	3,182	—	—	—	—	1
	$1,068,821	$156,929	$136,305	$185,347	$1,274,792	86,539	$19,096	$45,839
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.